Submission	Nov. 20, 2025
Submission [Line Items]
Central Index Key	0001591956
Registrant Name	Sphere 3D Corp.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A